Segment information - Segment assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Non-current financial assets	€ 3,711	€ 3,882	€ 835
Current loans and receivables of Orange Bank	3,096	3,091
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Financial assets	4,960	4,002	2,118
Non-current financial assets	2,274
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	565	541	577
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Tangible and intangible assets	2,144
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets		2,203	2,251
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of operating segments [line items]
Financial assets	1,795	1,769
Non-current financial assets	1,464	1,523
Current loans and receivables of Orange Bank	3,096	3,091
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Non-current financial assets	(27)
Brand names [member] | Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Intangible assets	3,133	3,133	3,133
Financial assets available-for-sale, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Financial assets	1,067	1,878	€ 144	€ 91
Non-current financial assets	1,067
Financial assets available-for-sale, category [member] | Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of operating segments [line items]
Financial assets	795	745
Non-current financial assets	791
Available for sale securities, BT shares [member]
Disclosure of operating segments [line items]
Financial assets	814
Available for sale securities, BT shares [member] | Financial assets available-for-sale, category [member] | Operating segments [member] | Elimination of intersegment amounts and unallocated amounts [member]
Disclosure of operating segments [line items]
Financial assets	€ 814	€ 1,709